CAPITAL STOCK (Tables)	12 Months Ended
Jan. 03, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reconciliation of Net Earnings Attributable to Common Shareholders and Weighted Average Shares Outstanding used to Calculate Basic and Diluted Earnings Per Share
The following table reconciles net earnings attributable to common shareowners and the weighted average shares outstanding used to calculate basic and diluted earnings per share for the fiscal years ended January 3, 2015, December 28, 2013, and December 29, 2012.
Earnings per Share Computation:

	2014	2013	2012
Numerator (in millions):
Net earnings from continuing operations attributable to common shareowners	$857.2	$520.0	$458.1
Net (loss) earnings from discontinued operations	(96.3)	(29.7)	425.7
Net earnings attributable to common shareowners	$760.9	$490.3	$883.8
Less: Earnings attributable to participating restricted stock units (“RSU’s”)	—	0.2	1.2
Net Earnings — basic	$760.9	$490.1	$882.6
Net Earnings — diluted	$760.9	$490.3	$883.8

	2014	2013	2012
Denominator (in thousands):
Basic earnings per share –– weighted-average shares	156,090	155,237	163,067
Dilutive effect of stock options and awards	3,647	3,539	3,634
Diluted earnings per share –– weighted-average shares	159,737	158,776	166,701

	2014	2013	2012
Earnings (loss) per share of common stock:
Basic earnings (loss) per share of common stock:
Continuing operations	$5.49	$3.35	$2.81
Discontinued operations	(0.62)	(0.19)	2.61
Total basic earnings per share of common stock	$4.87	$3.16	$5.41
Diluted earnings (loss) per share of common stock:
Continuing operations	$5.37	$3.28	$2.75
Discontinued operations	(0.60)	(0.19)	2.55
Total dilutive earnings per share of common stock	$4.76	$3.09	$5.30

Weighted-Average Stock Options, Warrants and Equity Purchase Contracts Not Included in Computation of Diluted Shares Outstanding
The following weighted-average stock options and warrants were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive (in thousands):

	2014	2013	2012
Number of stock options	634	307	1,825
Number of stock warrants	—	—	3,419

Common Stock Share Activity
Common stock share activity for 2014, 2013 and 2012 was as follows:

	2014	2013	2012
Outstanding, beginning of year	155,479,230	159,952,027	169,046,961
Shares issued, other	—	—	814,693
Issued from treasury	1,986,796	3,828,056	3,344,163
Returned to treasury	(340,576)	(8,300,853)	(13,253,790)
Outstanding, end of year	157,125,450	155,479,230	159,952,027
Shares subject to the forward share purchase contract	(1,603,822)	—	(5,581,400)
Outstanding, less shares subject to the forward share purchase contract	155,521,628	155,479,230	154,370,627

Common Stock Shares Reserved for Issuance under Various Employee and Director Stock Plans
Common stock shares reserved for issuance under various employee and director stock plans at January 3, 2015 and December 28, 2013 are as follows:

	2014	2013
Employee stock purchase plan	2,286,365	2,414,509
Other stock-based compensation plans	10,164,264	13,143,201
Total shares reserved	12,450,629	15,557,710

Weighted Average Assumptions that were Granted as Part of Merger

	2014	2013	2012
Average expected volatility	27.0%	35.0%	35.6%
Dividend yield	2.2%	2.5%	2.8%
Risk-free interest rate	1.8%	1.6%	0.8%
Expected term	5.3 years	5.3 years	5.5 years
Fair value per option	$19.98	$20.70	$17.47
Weighted average vesting period	2.8 years	2.8 years	2.3 years

Number of Stock Options and Weighted-average Exercise Prices
The number of stock options and weighted-average exercise prices are as follows:

	2014		2013		2012
	Options	Price	Options	Price	Options	Price
Outstanding, beginning of year	7,429,262	$61.69	9,056,493	$56.90	10,444,660	$52.47
Granted	983,750	95.18	961,250	79.72	1,106,075	70.66
Exercised	(953,940)	54.02	(2,414,697)	50.75	(2,258,598)	43.07
Forfeited	(134,991)	85.01	(173,784)	80.97	(235,644)	68.48
Outstanding, end of year	7,324,081	$67.01	7,429,262	$61.69	9,056,493	$56.90
Exercisable, end of year	5,146,400	$59.81	5,310,381	$57.10	5,515,617	$52.97

Outstanding and Exercisable Stock Option
Outstanding and exercisable stock option information at January 3, 2015 follows:

	Outstanding Stock Options			Exercisable Stock Options
Exercise Price Ranges	Options	Weighted- average Remaining Contractual Life	Weighted- average Exercise Price	Options	Weighted- average Remaining Contractual Life	Weighted- average Exercise Price
$35.00 and below	495,698	2.11	$30.78	495,698	2.11	$30.78
$35.01 — 50.00	260,943	4.09	48.60	260,943	4.09	48.60
$50.01 — higher	6,567,440	6.32	70.48	4,389,759	4.97	63.75
	7,324,081	5.95	$67.01	5,146,400	4.65	$59.81

Summary of Non-Vested Restricted Stock Unit Activity and Long-Term Performance Awards
A summary of non-vested restricted stock unit and award activity as of January 3, 2015, and changes during the twelve month period then ended is as follows:

	Restricted Share Units & Awards	Weighted Average Grant Date Fair Value
Non-vested at December 28, 2013	1,750,369	$68.19
Granted	559,955	93.67
Vested	(753,481)	85.55
Forfeited	(62,300)	79.11
Non-vested at January 3, 2015	1,494,543	$77.16

Restricted Share Units & Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Non-Vested Restricted Stock Unit Activity and Long-Term Performance Awards
A summary of the activity pertaining to the maximum number of shares that may be issued is as follows:

	Share Units	Weighted Average Grant Date Fair Value
Non-vested at December 28, 2013	852,949	$71.70
Granted	299,150	75.13
Vested	(87,017)	68.97
Forfeited	(217,109)	69.50
Non-vested at January 3, 2015	847,973	$73.76